CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues:
Operating revenues	$ 106,868	$ 49,208	$ 626,733
Operating costs and expenses:
General and administrative (including expenses to related parties of $46,274, $52,213 and $72,847 for the years ended December 31, 2021, 2020 and 2019, respectively)	(87,577)	(89,006)	(128,931)
Pre-opening costs (including expenses to related parties of $351, $240 and $32 for the years ended December 31, 2021, 2020 and 2019, respectively)	(984)	(201)	(2,567)
Amortization of land use right	(3,325)	(3,333)	(3,300)
Depreciation and amortization	(124,309)	(157,001)	(168,643)
Property charges and other (including expenses to related parties of $4,246, $1,694 and $630 for the years ended December 31, 2021, 2020 and 2019, respectively)	(6,031)	(4,798)	(8,521)
Total operating costs and expenses	(298,441)	(329,136)	(448,737)
Operating (loss) income	(191,573)	(279,928)	177,996
Non-operating income (expenses):
Interest income	3,060	1,276	5,861
Interest expenses, net of amounts capitalized	(90,967)	(104,799)	(132,291)
Other financing costs	(419)	(421)	(416)
Foreign exchange gains (losses), net	6,257	(3,434)	(3,975)
Other (expenses) income, net	0	(81)	430
Loss on extinguishment of debt	(28,817)	(18,716)	(2,995)
Costs associated with debt modification	0	0	(579)
Total non-operating expenses, net	(110,886)	(126,175)	(133,965)
(Loss) income before income tax	(302,459)	(406,103)	44,031
Income tax credit (expense)	457	1,011	(402)
Net (loss) income	(302,002)	(405,092)	43,629
Net loss (income) attributable to participation interest	49,447	83,466	(10,065)
Net (loss) income attributable to Studio City International Holdings Limited	(252,555)	(321,626)	33,564
Provision of Gaming Related Services [Member]
Operating revenues:
Operating revenues	(1,455)	(42,682)	393,512
Operating costs and expenses:
Cost of revenue	(28,085)	(26,993)	(24,179)
Rooms [Member]
Operating revenues:
Operating revenues	38,749	21,997	85,975
Operating costs and expenses:
Cost of revenue	(12,176)	(11,229)	(21,766)
Food and Beverage [Member]
Operating revenues:
Operating revenues	26,734	22,653	68,706
Operating costs and expenses:
Cost of revenue	(27,853)	(27,301)	(57,718)
Entertainment [Member]
Operating revenues:
Operating revenues	2,649	1,389	21,815
Operating costs and expenses:
Cost of revenue	(2,842)	(3,409)	(22,719)
Services Fee [Member]
Operating revenues:
Operating revenues	24,906	26,151	39,470
Mall [Member]
Operating revenues:
Operating revenues	13,683	17,008	14,844
Operating costs and expenses:
Cost of revenue	(3,785)	(4,661)	(8,658)
Retail and Other [Member]
Operating revenues:
Operating revenues	1,602	2,692	2,411
Operating costs and expenses:
Cost of revenue	$ (1,474)	$ (1,204)	$ (1,735)
Class A Ordinary Shares [Member]
Net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share
Basic	$ (0.682)	$ (1.091)	$ 0.139
Diluted	$ (0.682)	$ (1.103)	$ 0.139
Weighted average Class A ordinary shares outstanding used in net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	370,352,700	294,837,092	241,818,016
Diluted	370,352,700	367,348,852	241,818,016